UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

September 30, 2017

AMP-QTLY-1117
1.807739.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.6%
Delphi Automotive PLC	52,596	$5,175,446
Gentex Corp.	524,514	10,385,377
		15,560,823
Distributors - 0.1%
LKQ Corp. (a)	87,400	3,145,526
Diversified Consumer Services - 0.8%
Houghton Mifflin Harcourt Co. (a)	934,200	11,257,110
New Oriental Education & Technology Group, Inc. sponsored ADR	87,449	7,718,249
		18,975,359
Hotels, Restaurants & Leisure - 2.7%
Bojangles', Inc. (a)	99,600	1,344,600
Buffalo Wild Wings, Inc. (a)	24,300	2,568,510
Darden Restaurants, Inc.	53,000	4,175,340
DineEquity, Inc. (b)	373,100	16,035,838
Jubilant Foodworks Ltd.	24,798	528,139
Las Vegas Sands Corp.	166,679	10,694,125
Texas Roadhouse, Inc. Class A	114,700	5,636,358
The Restaurant Group PLC	57,000	230,591
Wyndham Worldwide Corp.	185,978	19,603,941
Yum China Holdings, Inc.	222,800	8,905,316
		69,722,758
Household Durables - 2.6%
D.R. Horton, Inc.	60,600	2,419,758
iRobot Corp. (a)(b)	80,927	6,236,235
Lennar Corp. Class A	231,600	12,228,480
Maisons du Monde SA	5,100	224,200
Mohawk Industries, Inc. (a)	6,700	1,658,317
NVR, Inc. (a)	1,370	3,911,350
Panasonic Corp.	399,900	5,803,340
PulteGroup, Inc.	784,600	21,443,118
SodaStream International Ltd. (a)	2,700	179,415
Toll Brothers, Inc.	311,600	12,922,052
		67,026,265
Internet & Direct Marketing Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	33,500	789,595
Leisure Products - 1.0%
Polaris Industries, Inc. (b)	196,808	20,592,021
Vista Outdoor, Inc. (a)	184,500	4,232,430
		24,824,451
Media - 1.3%
Interpublic Group of Companies, Inc.	586,794	12,199,447
Lions Gate Entertainment Corp.:
Class A (a)	132,750	4,440,488
Class B	132,250	4,204,228
Naspers Ltd. Class N	20,900	4,507,654
News Corp. Class A	225,500	2,990,130
Omnicom Group, Inc.	42,300	3,133,161
		31,475,108
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	153,300	13,309,506
Specialty Retail - 0.8%
AutoZone, Inc. (a)	7,100	4,225,281
Foot Locker, Inc.	179,333	6,316,108
GNC Holdings, Inc. Class A	700	6,188
Murphy U.S.A., Inc. (a)	16,881	1,164,789
Party City Holdco, Inc. (a)(b)	130,300	1,765,565
Williams-Sonoma, Inc.	126,600	6,312,276
		19,790,207
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	24,075	1,646,971
G-III Apparel Group Ltd. (a)	491,286	14,257,120
Michael Kors Holdings Ltd. (a)	132,200	6,325,770
Page Industries Ltd.	6,052	1,708,613
PVH Corp.	131,100	16,526,466
Ralph Lauren Corp.	26,200	2,313,198
VF Corp.	7,724	491,015
		43,269,153

TOTAL CONSUMER DISCRETIONARY		307,888,751

CONSUMER STAPLES - 2.0%
Beverages - 0.3%
C&C Group PLC	809,486	2,918,031
Dr. Pepper Snapple Group, Inc.	67,903	6,007,378
		8,925,409
Food & Staples Retailing - 0.2%
Kroger Co.	9,900	198,594
Sprouts Farmers Market LLC (a)	133,554	2,506,809
United Natural Foods, Inc. (a)	33,900	1,409,901
		4,115,304
Food Products - 1.5%
Amplify Snack Brands, Inc. (a)	21,800	154,562
Britannia Industries Ltd.	4,994	332,188
Ezaki Glico Co. Ltd.	75,200	3,969,678
Hostess Brands, Inc. Class A (a)	364,600	4,980,436
Ingredion, Inc.	18,049	2,177,431
Nomad Foods Ltd. (a)	144,500	2,105,365
The J.M. Smucker Co.	105,900	11,112,087
TreeHouse Foods, Inc. (a)	15,900	1,076,907
Tyson Foods, Inc. Class A	180,100	12,688,045
		38,596,699

TOTAL CONSUMER STAPLES		51,637,412

ENERGY - 4.3%
Energy Equipment & Services - 2.0%
Baker Hughes, a GE Co. Class A	127,100	4,654,402
Dril-Quip, Inc. (a)	160,400	7,081,660
Ensco PLC Class A	1,684,200	10,054,674
Frank's International NV (b)	447,000	3,450,840
Halliburton Co.	177,400	8,165,722
Nabors Industries Ltd.	627,700	5,065,539
National Oilwell Varco, Inc.	196,300	7,013,799
Noble Corp. (a)	180,000	828,000
Oceaneering International, Inc.	157,100	4,127,017
Superior Energy Services, Inc. (a)	65,700	701,676
		51,143,329
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.	72,300	3,531,855
Andeavor	24,706	2,548,424
Apache Corp.	156,668	7,175,394
Cabot Oil & Gas Corp.	74,100	1,982,175
Cheniere Energy, Inc. (a)	5,700	256,728
Cimarex Energy Co.	83,547	9,496,787
Newfield Exploration Co. (a)	125,500	3,723,585
PDC Energy, Inc. (a)	45,200	2,216,156
Southwestern Energy Co. (a)	1,108,600	6,773,546
Suncor Energy, Inc.	417,200	14,621,644
Teekay LNG Partners LP	126,283	2,247,837
World Fuel Services Corp.	155,700	5,279,787
		59,853,918

TOTAL ENERGY		110,997,247

FINANCIALS - 19.8%
Banks - 9.0%
Banco Comercial Portugues SA (Reg.) (a)	7,128,500	2,066,695
Bank of the Ozarks, Inc.	23,000	1,105,150
BankUnited, Inc.	162,335	5,774,256
Boston Private Financial Holdings, Inc.	478,967	7,926,904
CIT Group, Inc.	445,600	21,856,680
Comerica, Inc.	196,340	14,972,888
Commerce Bancshares, Inc.	189,307	10,936,265
CVB Financial Corp.	345,700	8,355,569
First Citizen Bancshares, Inc.	18,100	6,767,409
First Commonwealth Financial Corp.	305,100	4,311,063
First Republic Bank	131,900	13,778,274
FNB Corp., Pennsylvania	122,900	1,724,287
Great Western Bancorp, Inc.	25,600	1,056,768
Hanmi Financial Corp.	116,234	3,597,442
Hilltop Holdings, Inc.	13,996	363,896
Huntington Bancshares, Inc.	1,502,357	20,972,904
Investors Bancorp, Inc.	381,200	5,199,568
KeyCorp	237,600	4,471,632
Lakeland Financial Corp.	258,129	12,576,045
M&T Bank Corp.	92,400	14,880,096
Old National Bancorp, Indiana	30,300	554,490
Prosperity Bancshares, Inc.	139,700	9,182,481
Regions Financial Corp.	670,600	10,213,238
SunTrust Banks, Inc.	293,115	17,519,484
TCF Financial Corp.	521,753	8,890,671
UMB Financial Corp.	177,600	13,229,424
Union Bankshares Corp.	70,700	2,495,710
Valley National Bancorp	374,100	4,507,905
		229,287,194
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	103,800	19,704,354
Ameriprise Financial, Inc.	29,587	4,393,965
CBOE Holdings, Inc.	33,000	3,551,790
CRISIL Ltd.	23,326	650,278
E*TRADE Financial Corp. (a)	9,000	392,490
Federated Investors, Inc. Class B (non-vtg.)	9,500	282,150
Greenhill & Co., Inc.	800	13,280
Invesco Ltd.	131,300	4,600,752
Lazard Ltd. Class A	75,968	3,435,273
Legg Mason, Inc.	122,600	4,819,406
Moody's Corp.	43,900	6,111,319
OM Asset Management Ltd.	15,700	234,244
Raymond James Financial, Inc.	124,924	10,534,841
S&P Global, Inc.	147,371	23,035,561
Stifel Financial Corp.	174,700	9,339,462
		91,099,165
Consumer Finance - 1.3%
Capital One Financial Corp.	131,100	11,098,926
Discover Financial Services	59,000	3,804,320
Kruk SA	25,400	2,042,650
OneMain Holdings, Inc. (a)	80,100	2,258,019
SLM Corp. (a)	319,569	3,665,456
Synchrony Financial	354,700	11,013,435
		33,882,806
Insurance - 4.2%
AFLAC, Inc.	257,500	20,957,925
Bajaj Finserv Ltd.	16,688	1,317,064
Chubb Ltd.	45,893	6,542,047
Direct Line Insurance Group PLC	337,720	1,645,453
First American Financial Corp.	138,700	6,930,839
Hiscox Ltd.	493,144	8,458,406
Hyundai Fire & Marine Insurance Co. Ltd.	90,602	3,584,140
Primerica, Inc.	110,358	8,999,695
Principal Financial Group, Inc.	300,500	19,334,170
Reinsurance Group of America, Inc.	213,091	29,732,587
		107,502,326
Mortgage Real Estate Investment Trusts - 0.2%
Ladder Capital Corp. Class A	402,278	5,543,391
Thrifts & Mortgage Finance - 1.5%
Beneficial Bancorp, Inc.	35,733	593,168
Essent Group Ltd. (a)	851,929	34,503,125
Housing Development Finance Corp. Ltd.	78,326	2,089,353
		37,185,646

TOTAL FINANCIALS		504,500,528

HEALTH CARE - 15.0%
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. (a)	124,200	17,424,018
AMAG Pharmaceuticals, Inc. (a)	210,000	3,874,500
Amgen, Inc.	80,700	15,046,515
BioMarin Pharmaceutical, Inc. (a)	51,000	4,746,570
Myriad Genetics, Inc. (a)	600	21,708
Regeneron Pharmaceuticals, Inc. (a)	8,300	3,711,096
REGENXBIO, Inc. (a)	121,500	4,003,425
United Therapeutics Corp. (a)	142,000	16,640,980
		65,468,812
Health Care Equipment & Supplies - 5.6%
Becton, Dickinson & Co.	48,200	9,444,790
Boston Scientific Corp. (a)	1,029,610	30,033,724
ConvaTec Group PLC	844,900	3,101,003
ConvaTec Group PLC ADR	235,300	3,470,675
Dentsply Sirona, Inc.	193,400	11,567,254
Hill-Rom Holdings, Inc.	85,400	6,319,600
Hologic, Inc. (a)	232,200	8,519,418
LivaNova PLC (a)	51,636	3,617,618
Medtronic PLC	142,100	11,051,117
ResMed, Inc.	63,827	4,912,126
Steris PLC	265,900	23,505,560
The Cooper Companies, Inc.	32,439	7,691,611
Zimmer Biomet Holdings, Inc.	166,400	19,483,776
		142,718,272
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	15,200	1,257,800
Cardinal Health, Inc.	231,155	15,468,893
Centene Corp. (a)	500	48,385
Cigna Corp.	39,600	7,402,824
DaVita HealthCare Partners, Inc. (a)	177,200	10,523,908
Envision Healthcare Corp.	138,600	6,230,070
HCA Holdings, Inc. (a)	72,155	5,742,816
Laboratory Corp. of America Holdings (a)	41,300	6,235,061
McKesson Corp.	102,606	15,761,308
MEDNAX, Inc. (a)	5,800	250,096
Premier, Inc. (a)	102,500	3,338,425
Ryman Healthcare Group Ltd.	272,308	1,823,298
Spire Healthcare Group PLC	776,859	2,341,189
UnitedHealth Group, Inc.	7,509	1,470,638
Universal Health Services, Inc. Class B	101,500	11,260,410
		89,155,121
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	214,795	13,789,839
Bruker Corp.	252,300	7,505,925
Cambrex Corp. (a)	700	38,500
Charles River Laboratories International, Inc. (a)	3,100	334,862
Thermo Fisher Scientific, Inc.	100,130	18,944,596
		40,613,722
Pharmaceuticals - 1.8%
Catalent, Inc. (a)	166,400	6,642,688
Endo International PLC (a)	231,200	1,980,228
Jazz Pharmaceuticals PLC (a)	162,266	23,731,403
Perrigo Co. PLC	52,500	4,444,125
Teva Pharmaceutical Industries Ltd. sponsored ADR	513,482	9,037,283
Theravance Biopharma, Inc. (a)	3,783	129,530
		45,965,257

TOTAL HEALTH CARE		383,921,184

INDUSTRIALS - 13.0%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	39,100	886,397
Elbit Systems Ltd.	27,741	4,080,146
Embraer SA	185,900	1,050,077
Hexcel Corp.	24,300	1,395,306
Huntington Ingalls Industries, Inc.	91,000	20,606,040
MTU Aero Engines Holdings AG	1,700	271,146
Rockwell Collins, Inc.	27,400	3,581,454
Textron, Inc.	279,663	15,068,242
		46,938,808
Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc. (a)	2,800	68,152
C.H. Robinson Worldwide, Inc.	61,200	4,657,320
FedEx Corp.	98,546	22,230,007
XPO Logistics, Inc. (a)	28,288	1,917,361
		28,872,840
Airlines - 1.1%
Allegiant Travel Co. (b)	121,100	15,948,870
Copa Holdings SA Class A	21,500	2,677,395
Spirit Airlines, Inc. (a)	263,745	8,811,720
		27,437,985
Building Products - 0.5%
A.O. Smith Corp.	111,900	6,650,217
Johnson Controls International PLC	10,471	421,877
Lennox International, Inc.	23,389	4,185,929
Toto Ltd.	6,300	265,381
		11,523,404
Commercial Services & Supplies - 1.1%
Deluxe Corp.	67,141	4,898,607
Herman Miller, Inc.	24,700	886,730
HNI Corp.	12,700	526,669
KAR Auction Services, Inc.	58,492	2,792,408
Knoll, Inc.	598,063	11,961,260
Multi-Color Corp.	9,400	770,330
Novus Holdings Ltd.	7,228	3,486
Stericycle, Inc. (a)	104,800	7,505,776
		29,345,266
Construction & Engineering - 1.9%
EMCOR Group, Inc.	204,121	14,161,915
Fluor Corp.	97,700	4,113,170
Jacobs Engineering Group, Inc.	186,776	10,883,438
KBR, Inc.	930,345	16,634,569
Quanta Services, Inc. (a)	51,851	1,937,672
		47,730,764
Electrical Equipment - 0.6%
AMETEK, Inc.	55,700	3,678,428
Melrose Industries PLC	273,848	780,883
Regal Beloit Corp.	139,866	11,049,414
		15,508,725
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	15,000	1,504,350
Machinery - 3.2%
Allison Transmission Holdings, Inc.	52,100	1,955,313
Colfax Corp. (a)	239,980	9,992,767
Cummins, Inc.	3,057	513,668
Flowserve Corp.	157,000	6,686,630
IDEX Corp.	3,754	455,998
Ingersoll-Rand PLC	221,272	19,730,824
KION Group AG	23,800	2,277,623
Pentair PLC	30,100	2,045,596
Proto Labs, Inc. (a)	2,686	215,686
Rexnord Corp. (a)	855,195	21,730,505
Wabtec Corp. (b)	167,740	12,706,305
Xylem, Inc.	70,600	4,421,678
		82,732,593
Professional Services - 0.5%
Dun & Bradstreet Corp.	113,584	13,222,313
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	12,400	1,377,392
Old Dominion Freight Lines, Inc.	19,400	2,136,134
Saia, Inc. (a)	2,924	183,189
Swift Transporation Co. (a)	24,912	1,035,094
		4,731,809
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	262,788	11,200,025
HD Supply Holdings, Inc. (a)	96,700	3,487,969
Misumi Group, Inc.	210,900	5,553,403
Univar, Inc. (a)	8,800	254,584
WESCO International, Inc. (a)	30,200	1,759,150
		22,255,131

TOTAL INDUSTRIALS		331,803,988

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	317,591	10,547,197
F5 Networks, Inc. (a)	115,055	13,871,031
Harris Corp.	60,800	8,006,144
NETGEAR, Inc. (a)	9,900	471,240
		32,895,612
Electronic Equipment & Components - 3.9%
Amphenol Corp. Class A	14,300	1,210,352
Avnet, Inc.	290,537	11,418,104
Belden, Inc.	272,900	21,976,637
CDW Corp.	294,951	19,466,766
IPG Photonics Corp. (a)	12,900	2,387,274
Jabil, Inc.	320,391	9,147,163
Keysight Technologies, Inc. (a)	238,047	9,917,038
Methode Electronics, Inc. Class A	42,500	1,799,875
National Instruments Corp.	9,300	392,181
Samsung SDI Co. Ltd.	4,246	736,020
TE Connectivity Ltd.	115,530	9,595,922
Trimble, Inc. (a)	307,900	12,085,075
		100,132,407
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	412,637	20,103,675
Alibaba Group Holding Ltd. sponsored ADR (a)	9,800	1,692,558
Alphabet, Inc. Class C (a)	18,373	17,621,728
Tencent Holdings Ltd.	149,300	6,527,500
		45,945,461
IT Services - 8.2%
Blackhawk Network Holdings, Inc. (a)	372,950	16,335,210
Broadridge Financial Solutions, Inc.	16,954	1,370,222
Cognizant Technology Solutions Corp. Class A	68,850	4,994,379
Conduent, Inc.	82,463	1,292,195
CSRA, Inc.	246,201	7,944,906
EPAM Systems, Inc. (a)	96,500	8,485,245
Euronet Worldwide, Inc. (a)	235,591	22,331,671
EVERTEC, Inc.	88,956	1,409,953
ExlService Holdings, Inc. (a)	173,900	10,141,848
Fidelity National Information Services, Inc.	134,543	12,564,971
FleetCor Technologies, Inc. (a)	134,864	20,872,901
Gartner, Inc. (a)	7,358	915,409
Genpact Ltd.	782,043	22,483,736
Global Payments, Inc.	162,242	15,417,857
Leidos Holdings, Inc.	30,100	1,782,522
Maximus, Inc.	111,700	7,204,650
PayPal Holdings, Inc. (a)	69,100	4,424,473
The Western Union Co.	309,500	5,942,400
Total System Services, Inc.	369,347	24,192,229
Vantiv, Inc. (a)	143,100	10,084,257
Visa, Inc. Class A	91,400	9,618,936
		209,809,970
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	16,100	1,387,337
Applied Materials, Inc.	165,240	8,607,352
ASML Holding NV (Netherlands)	7,700	1,315,758
Cree, Inc. (a)	177,100	4,992,449
Maxim Integrated Products, Inc.	209,700	10,004,787
NVIDIA Corp.	111,743	19,976,296
ON Semiconductor Corp. (a)	55,600	1,026,932
Qualcomm, Inc.	218,100	11,306,304
Renesas Electronics Corp. (a)	176,000	1,917,583
Semtech Corp. (a)	305,619	11,475,993
Skyworks Solutions, Inc.	88,000	8,967,200
Synaptics, Inc. (a)(b)	51,400	2,013,852
Teradyne, Inc.	63,800	2,379,102
		85,370,945
Software - 3.5%
Activision Blizzard, Inc.	403,640	26,038,816
Electronic Arts, Inc. (a)	333,810	39,409,602
Fair Isaac Corp.	78,300	11,001,150
Intuit, Inc.	53,906	7,662,199
Parametric Technology Corp. (a)	17,673	994,636
Synopsys, Inc. (a)	56,100	4,517,733
		89,624,136
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.	38,678	1,287,591

TOTAL INFORMATION TECHNOLOGY		565,066,122

MATERIALS - 8.2%
Chemicals - 6.1%
Albemarle Corp. U.S.	151,546	20,657,235
Ashland Global Holdings, Inc.	47,757	3,122,830
Celanese Corp. Class A	72,600	7,570,002
CF Industries Holdings, Inc.	355,010	12,482,152
Eastman Chemical Co.	233,100	21,093,219
H.B. Fuller Co.	162,578	9,439,279
Innospec, Inc.	33,637	2,073,721
LG Chemical Ltd.	15,584	5,334,749
LyondellBasell Industries NV Class A	221,600	21,949,480
PolyOne Corp.	292,857	11,723,066
PPG Industries, Inc.	53,000	5,758,980
The Chemours Co. LLC	237,400	12,014,814
The Mosaic Co.	928,800	20,052,792
Valvoline, Inc.	55,822	1,309,026
W.R. Grace & Co.	18,700	1,349,205
		155,930,550
Containers & Packaging - 1.5%
Aptargroup, Inc.	51,500	4,444,965
Avery Dennison Corp.	4,340	426,796
Graphic Packaging Holding Co.	772,900	10,781,955
Packaging Corp. of America	51,700	5,928,956
WestRock Co.	318,400	18,062,832
		39,645,504
Metals & Mining - 0.5%
B2Gold Corp. (a)	2,339,500	6,449,914
Continental Gold, Inc. (a)	77,500	187,578
Freeport-McMoRan, Inc. (a)	48,300	678,132
Guyana Goldfields, Inc. (a)	218,400	731,647
New Gold, Inc. (a)	575,800	2,136,609
Randgold Resources Ltd. sponsored ADR	27,046	2,641,312
Tahoe Resources, Inc.	110,500	580,950
		13,406,142
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)	63,000	2,198,700

TOTAL MATERIALS		211,180,896

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Extra Space Storage, Inc.	94,200	7,528,464
Gaming & Leisure Properties	3,600	132,804
Hibernia (REIT) PLC	3,551,910	6,401,954
Outfront Media, Inc.	99,900	2,515,482
Safestore Holdings PLC	920,794	5,388,284
Store Capital Corp.	193,092	4,802,198
Urban Edge Properties	8,900	214,668
VEREIT, Inc.	510,300	4,230,387
		31,214,241
Real Estate Management & Development - 1.0%
BUWOG-Gemeinnuetzige Wohnung	222,403	6,666,082
CBRE Group, Inc. (a)	154,391	5,848,331
Goldcrest Co. Ltd.	26,700	633,065
Hysan Development Co. Ltd.	255,000	1,199,658
Jones Lang LaSalle, Inc.	33,531	4,141,079
Olav Thon Eiendomsselskap A/S	130,900	2,687,193
Sino Land Ltd.	874,253	1,535,505
Tai Cheung Holdings Ltd.	492,000	508,905
Wing Tai Holdings Ltd.	1,340,000	2,133,805
		25,353,623

TOTAL REAL ESTATE		56,567,864

UTILITIES - 1.1%
Electric Utilities - 0.2%
Exelon Corp.	85,900	3,235,853
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	270,200	3,985,450
Dynegy, Inc. (a)	84,408	826,354
The AES Corp.	1,700,400	18,738,408
		23,550,212

TOTAL UTILITIES		26,786,065

TOTAL COMMON STOCKS
(Cost $1,984,999,853)		2,550,350,057

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125%
(Cost $2,882,947)	140,930	3,720,552

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.09% (c)	8,490,626	8,492,324
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	46,096,513	46,105,733
TOTAL MONEY MARKET FUNDS
(Cost $54,592,056)		54,598,057
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $2,042,474,856)		2,608,668,666
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(53,904,329)
NET ASSETS - 100%		$2,554,764,337

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$55,505
Fidelity Securities Lending Cash Central Fund	226,037
Total	$281,542

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$307,888,751	$302,085,411	$5,803,340	$--
Consumer Staples	51,637,412	51,637,412	--	--
Energy	110,997,247	110,997,247	--	--
Financials	508,221,080	508,221,080	--	--
Health Care	383,921,184	383,921,184	--	--
Industrials	331,803,988	331,803,988	--	--
Information Technology	565,066,122	557,222,864	7,843,258	--
Materials	211,180,896	211,180,896	--	--
Real Estate	56,567,864	56,567,864	--	--
Utilities	26,786,065	26,786,065	--	--
Money Market Funds	54,598,057	54,598,057	--	--
Total Investments in Securities:	$2,608,668,666	$2,595,022,068	$13,646,598	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017